S000016626 [Member] Expense Example, No Redemption - Western Asset Intermediate-Term Municipals Fund	Mar. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 292
Expense Example, No Redemption, 3 Years	435
Expense Example, No Redemption, 5 Years	590
Expense Example, No Redemption, 10 Years	1,041
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	128
Expense Example, No Redemption, 3 Years	399
Expense Example, No Redemption, 5 Years	691
Expense Example, No Redemption, 10 Years	1,359
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	51
Expense Example, No Redemption, 3 Years	169
Expense Example, No Redemption, 5 Years	298
Expense Example, No Redemption, 10 Years	674
Class FI
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	89
Expense Example, No Redemption, 3 Years	285
Expense Example, No Redemption, 5 Years	497
Expense Example, No Redemption, 10 Years	1,107
Class IS
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	46
Expense Example, No Redemption, 3 Years	144
Expense Example, No Redemption, 5 Years	252
Expense Example, No Redemption, 10 Years	$ 567